UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ayer Capital Management, LP

Address:   230 California Street, Suite 600
           San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tom Glaser
Title:  CFO
Phone:  415-874-4800

Signature,  Place,  and  Date  of  Signing:

/s/ Tom Glaser                     San Francisco, CA                  11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $      160,902
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           ACM Capital Partners, LLC
----  --------------------  ----------------------------------------------------
2                           Jay Venkatesan
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ARTHROCARE CORP              COM             043136100   12,387   430,557 SH       DEFINED    1,2        430,557      0    0
AVEO PHARMACEUTICALS INC     COM             053588109      576    37,399 SH       DEFINED    1,2         37,399      0    0
BIOSPECIFICS TECHNOLOGIES    COM             090931106    4,424   274,130 SH       DEFINED    1,2        274,130      0    0
CARDINAL HEALTH INC          COM             14149Y108    5,972   142,600 SH       DEFINED    1,2        142,600      0    0
COLUMBIA LABS INC            COM             197779101    2,992 1,534,408 SH       DEFINED    1,2      1,534,408      0    0
CELGENE CORP                 COM             151020104    9,580   154,710 SH       DEFINED    1,2        154,710      0    0
CHELSEA THERAPEUTICS INTL LT COM             163428105    2,606   713,856 SH       DEFINED    1,2        713,856      0    0
CIGNA CORP                   COM             125509109    3,145    74,992 SH       DEFINED    1,2         74,992      0    0
CELSION CORPORATION          COM NEW         15117N305    2,500 1,000,000 SH       DEFINED    1,2      1,000,000      0    0
CYCLACEL PHARMACEUTICALS INC COM             23254L108      579 1,316,843 SH       DEFINED    1,2      1,316,843      0    0
DENDREON CORP                NOTE 4.750% 6/1 24823QAB3    7,730 6,190,000 PRN      DEFINED    1,2      6,190,000      0    0
EXPRESS SCRIPTS INC          COM             302182100    3,762   101,471 SH       DEFINED    1,2        101,471      0    0
HANGER ORTHOPEDIC GROUP INC  COM NEW         41043F208    3,768   199,471 SH       DEFINED    1,2        199,471      0    0
INTERMUNE INC                COM             45884X103    4,058   200,900 SH       DEFINED    1,2        200,900      0    0
INVACARE CORP                COM             461203101    1,041    45,200 SH       DEFINED    1,2         45,200      0    0
MCKESSON CORP                COM             58155Q103   12,858   176,865 SH       DEFINED    1,2        176,865      0    0
MEDIVATION INC               COM             58501N101    2,547   150,000 SH       DEFINED    1,2        150,000      0    0
MEDIVATION INC               COM             58501N901    3,396   200,000     CALL DEFINED    1,2        200,000      0    0
MEDIVATION INC               COM             58501N951    3,396   200,000     PUT  DEFINED    1,2        200,000      0    0
NPS PHARMACEUTICALS INC      COM             62936P103    2,725   418,611 SH       DEFINED    1,2        418,611      0    0
PEREGRINE PHARMACEUTICALS    COM NEW         713661304    2,455 2,252,252 SH       DEFINED    1,2      2,252,252      0    0
RAPTOR PHARMACEUTICAL CORP   COM             75382F106    2,706   600,000 SH       DEFINED    1,2        600,000      0    0
SCICLONE PHARMACEUTICALS INC COM             80862K104    1,170   307,215 SH       DEFINED    1,2        307,215      0    0
SHANGPHARMA CORP-ADR         SPONSORED ADR   81943P104    1,381   165,566 SH       DEFINED    1,2        165,566      0    0
SEQUENOM INC                 COM NEW         817337405    3,818   750,000 SH       DEFINED    1,2        750,000      0    0
SALIX PHARMACEUTICALS INC    COM             795435106    7,923   267,678 SH       DEFINED    1,2        267,678      0    0
SANOFI                       SPONSORED ADR   80105N105    4,061   123,800 SH       DEFINED    1,2        123,800      0    0
TEVA PHARMACEUTICAL INDS LTD ADR             881624209    8,501   228,400 SH       DEFINED    1,2        228,400      0    0
TARGACEPT INC                COM             87611R306    5,258   350,506 SH       DEFINED    1,2        350,506      0    0
TARGACEPT INC                COM             87611R956       75     5,000     PUT  DEFINED    1,2          5,000      0    0
THRESHOLD PHARMACEUTICALS    COM NEW         885807206    2,078 1,443,107 SH       DEFINED    1,2      1,443,107      0    0
UNITEDHEALTH GROUP INC       COM             91324P102    4,368    94,700 SH       DEFINED    1,2         94,700      0    0
UROPLASTY INC                COM NEW         917277204    6,677 1,376,654 SH       DEFINED    1,2      1,376,654      0    0
UNITED THERAPEUTICS CORP DEL COM             91307C102    1,776    47,378 SH       DEFINED    1,2         47,378      0    0
WELLPOINT INC                COM             94973V107    2,233    34,200 SH       DEFINED    1,2         34,200      0    0
ONCOTHYREON INC              COM             682324908    5,882   983,600     CALL DEFINED    1,2        983,600      0    0
POWERSHARES QQQ TRUST        COM             73935A954   10,498   200,000     PUT  DEFINED    1,2        200,000      0    0


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